Pension and other post-retirement benefits - Obligation and funded status (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2020
Total benefit costs
Net periodic benefit/(costs)	SFr 14	SFr 16	SFr 22
Funded status recognized
Funded status of the plan - overfunded/(underfunded)	622	493
Total amount recognized
Noncurrent assets	1,067	1,001
Amounts recognized in AOCI
Actuarial gains/(losses)	(375)	(350)
Prior service credit/(cost)	(7)	(8)
Cumulative Effect of New Accounting Principle in Period of Adoption, Defined Benefit Plans	(42)
Total	(424)	(358)
Amounts recognized in other comprehensive income
Actuarial gains/(losses), Tax	(4)	(7)	SFr 7
Actuarial gains/(losses), Net	(42)	(18)
Prior service credit/(cost), Net		(10)
Amortization of actuarial losses/ (gains), Net	17	49
Amortization of prior service cost/(credit), Net	1
Cumulative effect of accounting changes, Defined Benefit Plans, Net	(42)
Total amounts recognized in other comprehensive income, Net	(66)	21
Defined benefit and defined contribution
Total benefit costs
Service costs on benefit obligation	502	533
PBO
Service costs	SFr 502	SFr 533
Switzerland | Defined benefit pension plans
PBO
Entity contribution to the group plan (as a percent)	85.00%
Switzerland | Defined benefit pension plans | Minimum
Defined benefit plan, Disclosure
Employer contributions (as a percent)	7.50%
Switzerland | Defined benefit pension plans | Maximum
Defined benefit plan, Disclosure
Employer contributions (as a percent)	25.00%
Switzerland | Defined benefit pension plans | Forecast/Estimate
Contributions disclosures
Contributions by the entity to the group plan				SFr 246
Switzerland | Other post-retirement defined benefit plans
Health care cost assumptions
Weighted-average rate of health care benefit assumed (as a percent)	8.00%	8.70%	8.30%
International | Defined benefit pension plans
Total benefit costs
Service costs on benefit obligation	SFr 14	SFr 16	SFr 22
Interest costs on benefit obligation	90	86	91
Expected return on plan assets	(108)	(114)	(133)
Amortization of recognized prior service cost/(credit)	1	0	0
Amortization of recognized actuarial losses/(gains)	19	47	60
Settlement losses/(gains)	0	0	0
Curtailment losses/(gains)	0	(1)	(10)
Net periodic benefit/(costs)	16	34	30
PBO
Beginning of the measurement period	2,951	3,390
Service costs	14	16	22
Interest costs	90	86	91
Plan amendments	0	10
Settlements	0	(1)
Curtailments	0	(1)
Special termination benefits	0	1
Actuarial losses/(gains)	410	(229)
Benefit payments	(149)	(233)
Exchange rate losses/(gains)	9	(88)
End of the measurement period	3,325	2,951	3,390
Fair value of plan assets
Beginning of the measurement period	3,604	4,088
Actual return on plan assets	487	(141)
Employer contributions	130	19
Settlements	0	(1)
Benefit payments	(149)	(233)
Exchange rate gains/(losses)	39	(128)
End of the measurement period	4,111	3,604	SFr 4,088
Funded status recognized
Funded status of the plan - overfunded/(underfunded)	786	653
Total funded status recognized in the consolidated balance sheet at December 31	786	653
Total amount recognized
Noncurrent assets	1,068	1,001
Current liabilities	(6)	(10)
Noncurrent liabilities	(276)	(338)
Total amount recognized in the consolidated balance sheet at December 31	786	653
ABO
End of the measurement period	3,294	2,921
Amounts recognized in AOCI
Actuarial gains/(losses)	(345)	(327)
Prior service credit/(cost)	(10)	(11)
Cumulative Effect of New Accounting Principle in Period of Adoption, Defined Benefit Plans	(42)
Total	(397)	(338)
Amounts recognized in other comprehensive income
Actuarial gains/(losses), Gross	(31)	(26)
Actuarial gains/(losses), Tax	(2)	1
Actuarial gains/(losses), Net	(33)	(25)
Prior service credit/(cost), Gross		(10)
Prior service credit/(cost), Tax		0
Prior service credit/(cost), Net		(10)
Amortization of actuarial losses/(gains), Gross	19	47
Amortization of actuarial losses/(gains), Tax	(4)	(4)
Amortization of actuarial losses/ (gains), Net	15	43
Amortization of prior service cost/(credit), Gross	1
Amortization of prior service cost/(credit), Tax	0
Amortization of prior service cost/(credit), Net	1
Cumulative Effect of New Accounting Principle in Period of Adoption, Defined Benefit Plans, Gross	0
Cumulative Effect of New Accounting Principle in Period of Adoption, Defined Benefit Plans, Tax	(42)
Cumulative effect of accounting changes, Defined Benefit Plans, Net	(42)
Total amounts recognized in other comprehensive income, Gross	(11)	11
Total amounts recognized in other comprehensive income, Tax	(48)	(3)
Total amounts recognized in other comprehensive income, Net	SFr (59)	SFr 8
Net benefit pension cost (%)
Discount rate - service costs (as a percent)	3.28%	2.96%	2.92%
Discount rate - interest costs (as a percent)	3.28%	2.77%	2.79%
Salary increases (as a percent)	2.92%	2.97%	3.55%
Expected long-term rate of return on plan assets (as a percent)	3.00%	3.22%	3.88%
Benefit obligation (%)
Discount rate (as a percent)	2.38%	3.30%	2.83%
Salary increases (as a percent)	2.84%	2.90%	2.97%
International | Defined benefit pension plans | Forecast/Estimate
Contributions disclosures
Contribution to be made by the entity in next fiscal year				11
International | Other post-retirement defined benefit plans
Total benefit costs
Service costs on benefit obligation	SFr 0	SFr 0	SFr 0
Interest costs on benefit obligation	6	5	6
Expected return on plan assets	0	0	0
Amortization of recognized prior service cost/(credit)	0	0	0
Amortization of recognized actuarial losses/(gains)	3	8	7
Settlement losses/(gains)	0	0	0
Curtailment losses/(gains)	0	0	0
Net periodic benefit/(costs)	9	13	13
PBO
Beginning of the measurement period	160	173
Service costs	0	0	0
Interest costs	6	5	6
Plan amendments	0	0
Settlements	0	0
Curtailments	0	0
Special termination benefits	0	0
Actuarial losses/(gains)	13	(9)
Benefit payments	(12)	(11)
Exchange rate losses/(gains)	(3)	2
End of the measurement period	164	160	173
Fair value of plan assets
Beginning of the measurement period	0	0
Actual return on plan assets	0	0
Employer contributions	12	11
Settlements	0	0
Benefit payments	(12)	(11)
Exchange rate gains/(losses)	0	0
End of the measurement period	0	0	SFr 0
Funded status recognized
Funded status of the plan - overfunded/(underfunded)	(164)	(160)
Total funded status recognized in the consolidated balance sheet at December 31	(164)	(160)
Total amount recognized
Noncurrent assets	0	0
Current liabilities	(11)	(11)
Noncurrent liabilities	(153)	(149)
Total amount recognized in the consolidated balance sheet at December 31	(164)	(160)
ABO
End of the measurement period	164	160
Amounts recognized in AOCI
Actuarial gains/(losses)	(30)	(23)
Prior service credit/(cost)	3	3
Cumulative Effect of New Accounting Principle in Period of Adoption, Defined Benefit Plans	0
Total	(27)	(20)
Amounts recognized in other comprehensive income
Actuarial gains/(losses), Gross	(12)	9
Actuarial gains/(losses), Tax	3	(2)
Actuarial gains/(losses), Net	(9)	7
Prior service credit/(cost), Gross		0
Prior service credit/(cost), Tax		0
Prior service credit/(cost), Net		0
Amortization of actuarial losses/(gains), Gross	3	8
Amortization of actuarial losses/(gains), Tax	(1)	(2)
Amortization of actuarial losses/ (gains), Net	2	6
Amortization of prior service cost/(credit), Gross	0
Amortization of prior service cost/(credit), Tax	0
Amortization of prior service cost/(credit), Net	0
Cumulative Effect of New Accounting Principle in Period of Adoption, Defined Benefit Plans, Gross	0
Cumulative Effect of New Accounting Principle in Period of Adoption, Defined Benefit Plans, Tax	0
Cumulative effect of accounting changes, Defined Benefit Plans, Net	0
Total amounts recognized in other comprehensive income, Gross	(9)	17
Total amounts recognized in other comprehensive income, Tax	2	(4)
Total amounts recognized in other comprehensive income, Net	SFr (7)	SFr 13
Net benefit pension cost (%)
Discount rate - service costs (as a percent)	4.38%	3.86%	4.03%
Discount rate - interest costs (as a percent)	3.95%	3.28%	3.48%
Benefit obligation (%)
Discount rate (as a percent)	3.23%	4.37%	3.70%
Health care cost assumptions
Weighted-average rate of health care benefit decrease (as a percent)	5.00%
International | Other post-retirement defined benefit plans | Forecast/Estimate
Contributions disclosures
Contribution to be made by the entity in next fiscal year				SFr 11
Health care cost assumptions
Weighted-average rate of health care benefit assumed (as a percent)				8.00%
Germany | Defined benefit pension plans
Pension and Other Postretirement Benefit Contributions
Contributions made to defined benefit pension plans and other post-retirement defined benefit plans	SFr 111